The Guardian Investor Variable Annuity B Series®

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated September 30, 2014.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2014, for The Guardian Investor Variable Annuity B Series® issued through The Guardian Separate Account R.

APPENDIX B – INFORMATION ABOUT CONTRACTS ISSUED WITH A GLWB RIDER OPTION IN CONJUNCTION WITH APPLICATIONS DATED PRIOR TO SEPTEMBER 28, 2012

This Appendix provides information about the GLWB rider options for contracts that were issued in conjunction with applications dated prior to September 28, 2012. You should carefully review your contract, including any attached riders, for complete information on the benefits, conditions and limitations of your contract. The Guardian Target 300 GLWB rider option is no longer available for new sales of this contract.

Single Options
Guardian Target 300	Single Life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups.
Guardian Target 250:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Single life with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Single life with step-ups only

Spousal Options
Guardian Target 300	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 300% cumulative guarantee and step-ups.
Guardian Target 250:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Spousal with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Spousal with step-ups only

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APPENDIX B

Annual Fees For the GLWB Rider Deducted From Accumulation Value:

If you purchased a contract with a GLWB rider, you pay an annual fee (as a percentage of the adjusted guaranteed withdrawal balance*) as shown below, based on the type of rider you chose and when you purchased the rider, subject to state approval:

	Single	Single w/ Step-Up Death Benefit	Single w/ Return of Premium Death Benefit	Spousal	Spousal w/ Step-Up Death Benefit	Spousal w/ Return of Premium Death Benefit
Maximum** (for Guardian Target 300, Guardian Target 250, Guardian Target 200 and Guardian Target Future):	2.50%	3.00%	3.10%	3.50%	4.00%	4.10%
Maximum** (for Guardian Target Now):	1.00%	1.50%	N/A	2.00%	2.50%	N/A
Current charge for this rider for contracts issued in conjunction with applications dated:

12/23/08 through 6/7/09
Guardian Target 300	0.95%	1.30%	N/A	1.35%	1.70%	N/A
Guardian Target 200	0.70%	1.05%	N/A	1.00%	1.35%	N/A
Guardian Target Now	0.40%	0.75%	N/A	0.60%	0.95%	N/A

6/8/09 through 7/5/10
Guardian Target 300	1.20%	1.70%	N/A	1.60%	2.10%	N/A
Guardian Target 200	0.95%	1.45%	N/A	1.25%	1.75%	N/A
Guardian Target Future	0.75%	1.25%	N/A	N/A	N/A	N/A
Guardian Target Now	0.65%	1.15%	N/A	0.85%	1.35%	N/A

7/6/10 through 2/5/12
Guardian Target 300	1.35%	1.85%	1.95%	1.65%	2.15%	2.25%
Guardian Target 200	1.10%	1.60%	1.70%	1.30%	1.80%	1.90%

7/6/10 through 4/30/11
Guardian Target Future	0.90%	1.40%	N/A	1.15%	1.65%	N/A
Guardian Target Now	0.80%	1.30%	N/A	0.90%	1.40%	N/A

5/1/11 through 2/5/12
Guardian Target Future	1.00%	1.50%	N/A	1.25%	1.75%	N/A
Guardian Target Now	0.90%	1.40%	N/A	1.00%	1.50%	N/A

7/5/11 through 2/5/12
Guardian Target 250	1.25%	N/A	N/A	1.45%	N/A	N/A

*	The definition of “adjusted guaranteed withdrawal balance” for the GLWB rider options is the greater of total premium payments made under the contract or the guaranteed withdrawal balance on the preceding day plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee. Please see the GLWB rider section of the prospectus for more information.
**	We reserve the right to increase this fee to a maximum ranging from 1.00% to 4.10%, depending on the option chosen, if the guaranteed withdrawal balance is stepped up to equal the accumulation value of the contract.

Premiums:

If you selected the Guardian Target 300, Guardian Target 250 or Guardian Target 200, we will not accept premium payments that exceed $2 million ($3 million for contracts issued in conjunction with applications dated between December 23, 2008 and June 7, 2009), in the aggregate, in the first year.

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Guaranteed Withdrawal Benefit:

On each annual contract anniversary (quarterly contract anniversary for contracts issued in conjunction with applications dated between December 23, 2008 and June 7, 2009) prior to the older covered person’s 90th birthday, a step-up will occur if the contract accumulation value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee. The overall GWB maximum for contracts is $6,000,000 ($5,000,000 for contracts issued in conjunction with applications dated prior to December 7, 2009).

On each contract anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that contract anniversary less the amount of any withdrawal taken on that contract anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 300, Guardian Target 250, Guardian Target 200 or Guardian Target Future options of this rider (either single or spousal);

•	the contract anniversary is from the issue date of the contract up to the tenth contract anniversary;

•	no withdrawals were taken since the prior contract anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

The annual minimum guarantee amount on any given contract anniversary is equal to the GWB on the prior contract anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

the annual minimum guarantee basis on the prior contract anniversary, multiplied by 7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a contract anniversary:

•	you have chosen the Guardian Target 300, Guardian Target 250 or Guardian Target 200 options of this rider (either single or spousal);

•

the contract anniversary is an applicable contract anniversary for the cumulative guarantee (10th contract anniversary for the Guardian Target 200, and 10th and 15th contract anniversaries for the Guardian Target 250 and the Guardian Target 300);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable contract anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that contract anniversary will not be less than the sum of:

•

the cumulative guarantee percentage (200% for the Guardian Target 200, 200% and 250% for the Guardian Target 250, and 200% and 300% for the Guardian Target 300) multiplied by the total of all premiums received at our customer service center during the first 90 days (first contract year for contracts issued in conjunction with applications dated between December 23, 2008 and June 7, 2009) of the basic contract beginning with and including the issue date of the basic contract; plus

•

any premium payments received on or after the first 90 days (first contract year for contracts issued in conjunction with applications dated between December 23, 2008 and June 7, 2009) of the basic contract.

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APPENDIX B

Lifetime Withdrawal Percentage:

Contracts issued in conjunction with applications dated December 23, 2008 through June 7, 2009:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 and under	4%
60 – 69	5%
70 – 80	6%
81+	7%

Contracts issued in conjunction with applications dated June 8, 2009 through July 5, 2010:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 and under	3%
60 – 64	4%
65 – 69	4.5%
70 – 79	5%
80+	6%

Contracts issued in conjunction with applications dated July 6, 2010 through September 27, 2012:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 and under	3%
60 – 64	4%
65 – 79	5%
80+	6%

Allocation Models

During the entire time that your rider is in effect, you must invest all of your contract accumulation value in one of the following allocation models offered during the period of time you purchased your contract. You may allocate your entire accumulation value among the models offered under your contract at the time of purchase, subject to transfer restrictions under your contract.

Models available to contracts with Guardian Target GLWB options issued in conjunction with applications dated prior to 6/8/09:

	Aggressive	Moderate	Conservative
RS Core Equity VIP Series or RS S&P VIP Series	15%	10%	9%
Fidelity VIP Contrafund Portfolio	10%	10%	9%
Davis Value Portfolio	10%	7%	5%
Fidelity VIP Equity Income Portfolio	5%	5%	3%
Fidelity VIP Mid Cap Portfolio	15%	15%	7%
Franklin Small Cap Value Securities Fund	5%	8%	4%
RS Small Cap Equity VIP Series	5%	0%	0%
RS International Growth VIP Series	15%	5%	3%
RS High Yield Bond VIP Series	3%	5%	10%
RS Investment Quality Bond VIP Series	10%	15%	25%
Fidelity VIP Investment Grade Bond Portfolio	7%	20%	25%

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Models available to contracts with Guardian Target GLWB options issued in conjunction with applications dated 6/8/09 through 12/6/09:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Equity
RS Large Cap Alpha VIP Series	16%	11%	8%
Pioneer Cullen Value VCT Portfolio	11%	8%	6%
Wells Fargo Advantage VT International Equity Fund	8%	5%	5%
Fidelity VIP Contrafund Portfolio	7%	5%	3%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Fidelity VIP Mid Cap Portfolio	6%	4%	3%
BlackRock Large Cap Core V.I. Fund	5%	4%	4%
Oppenheimer Capital Appreciation Fund/VA	5%	4%	3%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
AllianceBernstein VPS International Value Portfolio	3%	2%	0%
Columbia Variable Portfolio – Small Cap Value Fund	2%	2%	2%
Franklin Small Cap Value Securities Fund	2%	2%	0%
MFS Utilities Series	2%	2%	0%
Columbia Variable Portfolio – Seligman Global Technology Portfolio	2%	2%	0%

Fixed Income
Oppenheimer Strategic Bond Fund/VA	5%	10%	15%
RS Investment Quality Bond VIP Series	5%	9%	13%
PIMCO Total Return Portfolio	4%	8%	13%
Franklin U.S. Government Fund	3%	7%	10%
RS Low Duration Bond VIP Series	3%	6%	9%

Models available to contracts with Guardian Target GLWB options issued in conjunction with applications dated 12/7/09 through 4/30/11:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Equity
RS Large Cap Alpha VIP Series	10%	8%	6%
Pioneer Cullen Value VCT Portfolio	7%	5%	4%
Wells Fargo Advantage VT International Equity Fund	8%	5%	5%
Fidelity VIP Contrafund Portfolio	10%	7%	5%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Fidelity VIP Mid Cap Portfolio	6%	4%	3%
BlackRock Large Cap Core V.I. Fund	10%	7%	5%
Oppenheimer Capital Appreciation Fund/VA	7%	5%	4%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
AllianceBernstein VPS International Value Portfolio	3%	2%	0%
Columbia Variable Portfolio – Small Cap Value Fund	2%	2%	2%
Franklin Small Cap Value Securities Fund	2%	2%	0%
MFS Utilities Series	2%	2%	0%
Columbia Variable Portfolio – Seligman Global Technology Portfolio	2%	2%	0%

Fixed Income
Oppenheimer Strategic Bond Fund/VA	5%	10%	15%
RS Investment Quality Bond VIP Series	5%	9%	13%
PIMCO Total Return Portfolio	4%	8%	13%
Franklin U.S. Government Fund	3%	7%	10%
RS Low Duration Bond VIP Series	3%	6%	9%

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APPENDIX B

Models available to contracts with Guardian Target GLWB options issued in conjunction with applications dated 5/1/11 through 10/2/11:

	Aggressive 80/20	Moderate 60/40	Conservative 40/60
Equity
RS Large Cap Alpha VIP Series	10%	8%	6%
Fidelity VIP Contrafund Portfolio	10%	7%	5%
BlackRock Large Cap Core V.I. Fund	10%	7%	5%
Pioneer Cullen Value VCT Portfolio	7%	5%	4%
BlackRock Capital Appreciation V.I. Fund	7%	5%	4%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Fidelity VIP Mid Cap Value VCT Portfolio	6%	4%	3%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
Columbia Variable Portfolio – Small Cap Value Fund	2%	2%	2%
Franklin Small Cap Value Securities Fund	2%	2%	0%
Columbia Variable Portfolio – Seligman Global Technology Portfolio	2%	2%	0%
MFS Utilities Series	2%	2%	0%

Fixed Income
Oppenheimer Strategic Bond Fund/VA	5%	10%	15%
RS Investment Quality Bond VIP Series	5%	9%	13%
PIMCO Total Return Portfolio	4%	8%	13%
Franklin U.S. Government Fund	3%	7%	10%
RS Low Duration Bond VIP Series	3%	6%	9%

Invesco/PIMCO Growth Model
Invesco V.I. Core Equity Fund	20%
Invesco V.I. International Growth Fund	9%
Invesco V.I. Mid Cap Core Equity Fund	6%
Invesco V.I. Small Cap Equity Fund	7%
Invesco Van Kampen V.I. Mid Cap Value Fund	6%
Invesco Van Kampen V.I. Comstock Fund	22%
PIMCO Total Return Portfolio	30%

Contracts issued in conjunction with applications dated on or after October 3, 2011 may be allocated to the models listed on pages 74 and 75 of the prospectus.

All other terms and conditions that are not explained or modified in this Appendix B and that are described in the Guaranteed Lifetime Withdrawal Benefit Rider section of the prospectus are applicable to contracts issued in conjunction with applications dated prior to February 6, 2012. If you have any questions or concerns regarding the terms and conditions of your contract, please call us toll free at 1-800-221-3253, or write us at the following:

The Guardian Insurance Annuity & Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

Except as set forth herein, all other provisions of the prospectuses noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED WITH THE

PROSPECTUSES FOR FUTURE REFERENCE.

PROSUPP0914

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